PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Consideration allocated
Payable to Zhenjiang Foreign Language School		¥ 36,770	¥ 36,770
Bad debt provision included in the waiver agreement and written off			¥ 4,483
Jinghan Group [Member]
Consideration allocated
Receivable from discontinued operations		¥ 141,017
Bad debt provision		96,863
Bad debt provision included in the waiver agreement and written off		¥ 18,195